Investments - Mortgage Loans (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Commercial mortgage loans	$ 9,019.6	[1]	$ 8,666.2	[1]	$ 8,695.5	[1]
Collective valuation allowance	(4.0)		(3.9)		(4.4)
Total net commercial mortgage loans	$ 9,015.6		$ 8,662.3		$ 8,691.1

[1]	Balances do not include allowance for mortgage loan credit losses.